Derivative Liabilities (Details Narrative)	Mar. 31, 2020	Dec. 31, 2019
Expected Volatility [Member] | Minimum [Member]
Fair value measurement percentage	85	85
Expected Volatility [Member] | Maximum [Member]
Fair value measurement percentage	92	92
Risk Free Interest Rate [Member] | Minimum [Member]
Fair value measurement percentage	1.60	1.60
Risk Free Interest Rate [Member] | Maximum [Member]
Fair value measurement percentage	1.64	1.64